Business Segment and Geographic Information (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Loss on retirement of damaged facilities and expenses incurred for restoration work	¥ 28,225
Regional Communications Business [Member]
Loss on retirement of damaged facilities and expenses incurred for restoration work	15,700
Long Distance and International Communications Business [Member]
Loss on retirement of damaged facilities and expenses incurred for restoration work	1,042
Mobile Communications Business [Member]
Loss on retirement of damaged facilities and expenses incurred for restoration work	5,843
Data Communications Business [Member]
Loss on retirement of damaged facilities and expenses incurred for restoration work	345
Other Business Segment [Member]
Loss on retirement of damaged facilities and expenses incurred for restoration work	¥ 5,295